                                                      PRUCO LIFE INSURANCE COMPANY
                                               PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                         Prudential Premier Variable Annuity B, L, and X Series

                                              Supplement to Prospectuses Dated May 1, 2007
                                                    Supplement dated January 28, 2008

This  Supplement  should be read and retained with the current  Prospectus for your annuity.  This  Supplement is intended to update certain  information  in the  Prospectus  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

This  supplement  replaces  Section VII (Revised  Expense  Examples) of the January 28, 2008  supplement  describing  Highest  Daily
Lifetime Seven and other new benefits with the following new expense examples:

VII.  REVISED EXPENSE EXAMPLES:

We include revised expense examples, which reflect the following changed assumptions:

For Pruco Life Prudential Premier Series (B, X, L), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime Seven (60 bps annually of Protected Withdrawal Value); and
o        the charge for the Combination 5% roll-up and HAV death benefit (50 bps annually of the Sub-account assets)

In addition:
o        the most  expensive  Sub-account  has total  expenses  (before  reimbursement)  of 1.64%  annually  - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime Seven; and
o        for the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment.

Expense  Examples  are  provided as  follows:  1) if you  surrender  the  Annuity at the end of the stated  time  period;  2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                       $1,056               $1,737                $2,431               $4,405
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                       $1,090               $1,925                $2,319               $4,685
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                       $1,303               $2,204                $3,021               $5,008
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                        N/A                 $1,287                $2,161               $4,405
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                        N/A                 $1,385                $2,319               $4,685
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                        N/A                 $1,484                $2,481               $5,008
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                        $426                $1,287                $2,161               $4,405
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                        $460                $1,385                $2,319               $4,685
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                        $493                $1,484                $2,481               $5,008
----------------------- --------------------- -------------------- --------------------- --------------------
1        You may not annuitize in the first Annuity Year

For Pruco Life OF NEW JERSEY Prudential Premier Series (B, X, L), the most expensive combination of charges is equal to the sum of:

o        the charge for Highest Daily Lifetime Seven (60 bps annually of Protected Withdrawal Value); and
o        the charge for the HAV death benefit (25 bps annually of the Sub-account assets)

     In addition:

o        The most  expensive  Sub-account  has total  expenses  (before  reimbursement)  of 1.64%  annually  - - which are the total expenses for the AST Investment Grade Bond Portfolio used with Highest Daily Lifetime Seven
o        For the X Series example, the Purchase Credit applicable to the Annuity is 6% of the Purchase Payment

Expense  Examples  are  provided as  follows:  1) if you  surrender  the  Annuity at the end of the stated  time  period;  2) if you annuitize at the end of the stated time period; and 3) if you do not surrender your Annuity.

IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                       $1,026               $1,651                $2,293               $4,155
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                       $1,061               $1,841                $2,183               $4,445
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                       $1,272               $2,114                $2,878               $4,755
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:(1)

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                        N/A                 $1,201                $2,023               $4,155
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                        N/A                 $1,301                $2,183               $4,445
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                        N/A                 $1,394                $2,238               $4,755
----------------------- --------------------- -------------------- --------------------- --------------------

IF YOU DO NOT SURRENDER YOUR ANNUITY:

----------------------- --------------------- -------------------- --------------------- --------------------
                                1 yr                 3 yrs                5 yrs                10 yrs
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
B Series                        $396                $1,201                $2,023               $4,155
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
L Series                        $431                $1,301                $2,183               $4,445
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
X Series                        $462                $1,394                $2,338               $4,755
----------------------- --------------------- -------------------- --------------------- --------------------

1.       You may not annuitize in the first Annuity Year